Investment Strategy - Winton Managed Futures Trend Fund	Oct. 24, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by pursuing a managed futures (or trend-following) strategy developed and implemented by the Adviser. The strategy is systematic and is applied to a diverse investment universe. The strategy seeks to identify trends in markets (i.e. where future price movements are expected to follow the direction of historical price movements) and take positions to profit from those trends.

The Fund invests globally long and short, using leverage, in a diversified range of markets including equities, commodities, currencies and fixed income. In order to access these markets, the Fund invests in, without limitation, the following instruments: futures (which include futures on equity indices, bonds, interest rates, currencies; and commodities); forwards (which include currency forwards)and may also invest in: swaps (which include equity swaps, total return swaps, interest rate swaps and credit default swaps); and equity securities (which include common stocks of companies of any market capitalization, depositary receipts and exchange traded funds (“ETFs”)), that the Adviser believes are sufficiently liquid, and for which there is sufficient data available (for example, price history, volume and open interest data). The Fund may invest in money market funds for cash management purposes that provide exposure to fixed income markets and the Fund may invest in securities of U.S. and foreign issuers, including issuers in emerging markets.

The Fund may also seek to gain exposure to certain markets, including commodity markets, in whole or in part, through investments in its wholly-owned subsidiary organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity-linked derivative instruments, including swap agreements, derivative instruments, such as futures, options and swaps linked to commodity investments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest for cash management purposes. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is also advised by the Adviser.

Investment Process

The managed futures (or trend-following) strategy of the Fund is implemented predominantly using proprietary computer programs that generate signals, which are applied to instruments traded by the Fund. These programs are expected to be modified over time, including in light of market developments and as the Adviser undertakes further research. Changes to the systems occur as a result of, amongst other things, the discovery of new relationships, changes in market liquidity, the availability of new data or the reinterpretation of existing data.

Certain aspects of the implementation of the investment strategy are not automated, such as which investment signals to use, the weightings of particular signals, the leverage to be applied and the instruments on which to focus. Such aspects involve the Adviser’s assessment of matters such as the expected future performance of signals, liquidity of assets, correlation between markets and expected diversification between signals. In addition, the Adviser monitors the behaviour of the investment systems, portfolio composition and market conditions and may make decisions based on factors other than the output of the investment systems, including without limitation, the interests of clients.

In addition to those investments made pursuant to the strategy or for risk management purposes, the Fund directly or through its Subsidiary may invest in other instruments for cash management purposes. These instruments are expected to be predominantly comprised of U.S. government debt instruments with a maturity of less than two years but may include instruments of any government, corporation or other entity and instruments with longer-dated maturities, and may include other instruments such as money market funds. Fixed income securities may be fixed or floating and investment grade as rated by a recognized rating agency or unrated.